BASIS OF ACCOUNTING PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
3A) Basis of Accounting Presentation

3A) Basis of Accounting Presentation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”). All significant intercompany balances and transactions have been eliminated in consolidation.

3B) Reverse Stock Split

As approved by the Company’s stockholders at the Company’s Annual Meeting of Stockholders held on June 2, 2025 (the “Annual Meeting”), the Company effected a reverse stock split of its common stock at a ratio of 1-for-15, as determined by the Company’s Board of Directors within the parameters approved by the Company’s stockholders (the “Reverse Stock Split”). The Reverse Stock Split became effective under Delaware law at 12:01 a.m. Eastern time on June 12, 2025.

Upon the effectiveness of the Reverse Stock Split, every fifteen shares of the issued and outstanding common stock were automatically combined and reclassified into one issued and outstanding share of common stock. The Reverse Stock Split did not alter the par value of the common stock, and the number of authorized shares of common stock remains unchanged at 100,000,000. No fractional shares were issued in connection with the Reverse Stock Split, and no cash or other consideration was paid in connection with any fractional shares. Stockholders who otherwise would have held a fractional share after giving effect to the Reverse Stock Split instead owned one whole share of the post-reverse stock split common stock.

All share and per share data in this Registration Statement have been adjusted for all periods presented to reflect the Reverse Stock Split.

3C) Summary of Significant Accounting Policies

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect: (a) the reported amounts of assets and liabilities; (b) disclosure of contingent assets and liabilities at the date of the consolidated financial statements; (c) the reported amounts of expenses during the reporting period; and (d) the reported amount of the fair value of assets acquired in connection with business combinations. On an ongoing basis, the Company evaluates its estimates, including those related to the recoverability and useful lives of long-lived assets; stock-based compensation assumptions; valuation assumptions of warrants and liabilities associated with the September 2024 Transactions; contingencies; contingent consideration and the provision for income taxes, including the valuation allowance. The Company bases its estimates on a combination of historical experience and various other assumptions that it believes are reasonable under the circumstances. Actual results may differ materially from these estimates.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company classifies highly liquid investments with a remaining contractual maturity at date of purchase of three months or less as cash equivalents. The Company had no cash equivalents as of December 31, 2024 or 2023.

Restricted cash as of December 31, 2023 consisted of a cash collateralization of $4.1 million for a security deposit in the form of a letter of credit issued by the Company’s commercial bank and delivered to the sublessor of office and laboratory space the Company subleases in Somerville, Massachusetts.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the straight-line method. Laboratory and manufacturing equipment are depreciated over an estimated useful life of seven years. Leasehold improvements are depreciated over the shorter of their estimated useful life, or the lease term. Furniture and fixtures are depreciated over an estimated useful life of five years. Computer equipment are depreciated over an estimated useful life of three years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation of these assets are removed from the accounts and the resulting gain or losses are reflected in the results of operations. Expenditures for maintenance and repairs are charged to operations. Renewals and betterments are capitalized.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed. Goodwill is not amortized but is tested for impairment annually or more frequently if events occur or circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying value. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and other relevant events. Management evaluates the Company as a single reporting unit, therefore, goodwill is tested for impairment at the entity level. Goodwill is tested for impairment as of December 31st of each year, or more frequently as warranted by events or changes in circumstances mentioned above. Accounting guidance also permits an optional qualitative assessment for goodwill to determine whether it is more likely than not that the carrying value of a reporting unit exceeds its fair value. If, after this qualitative assessment, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then no further quantitative testing will be necessary. A quantitative assessment is performed if the qualitative assessment results in a more likely than not determination or if a qualitative assessment is not performed. The quantitative assessment considers whether the carrying amount of a reporting unit exceeds its fair value, in which case an impairment charge is recorded to the extent the reporting unit’s carrying value exceeds its fair value.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“ASC 606”) when a customer obtains control of promised services or goods in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services.

In general, the Company applies the following steps when recognizing revenue from contracts with customers: (i) identify the contract, (ii) identify the performance obligations, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations and (v) recognize revenue when a performance obligation is satisfied. Recognition of revenue is driven by satisfaction of the performance obligations using one of two methods: revenue is either recognized over time or at a point in time. Contracts containing multiple performance obligations classify those performance obligations into separate units of account either as standalone or combined units of account. Allocation of revenue to individual elements that qualify for separate accounting is based on the separate selling prices determined for each component, and total contract consideration is then allocated across the components of the arrangement. If separate selling prices are not available, the Company will use its best estimate of such selling prices, consistent with the overall pricing strategy and after consideration of relevant market factors.

The Company estimates the amount of consideration it expects to recognize as revenue that is not probable of having a significant reversal of such recognized revenue, and it places a constraint on the remaining contractual consideration. As it becomes evident that the constrained amounts are no longer at risk of a significant reversal of revenue, the Company will remove the constraint from the related revenue and recognize a cumulative catch-up adjustment to revenue in the period in which the constraint was removed.

The Company had one revenue generating contract relating to an option and license agreement as well as certain development activities. See Note 5.

Contract Assets:

A contract asset is an entity’s right to payment for goods and services already transferred to a customer if that right to payment is conditional on something other than the passage of time. Generally, an entity will recognize a contract asset when it has fulfilled a contract obligation but must perform other obligations before being entitled to payment. Contract assets consist primarily of the cost of project contract work performed by third parties whereby the Company expects to recognize any related revenue at a later date, upon satisfaction of the contract obligations. The Company had no contract assets as of December 31, 2024 or 2023.

Contract Liabilities:

Contract liabilities consist primarily of consideration received, usually in the form of payment, on project work to be performed whereby the Company expects to recognize the related revenue at a later date, upon satisfaction of the contract obligations. As of December 31, 2023, contract liabilities were $0.6 million and were recognized as deferred revenue in the accompanying consolidated balance sheet. The Company recognized $0.6 million and $0.1 million of revenue during the years ended December 31, 2024 and 2023, respectively, from contract liabilities that arose in 2023. There were no contract liabilities that arose during the year ended December 31, 2024, and there was no contract liabilities balance as of December 31, 2024.

Research and Development

Research and Development

The Company expenses its research and development costs as incurred. Research and development expenses consist of costs incurred for company-sponsored research and development activities. Upfront payments and milestone payments made for the licensing of technology are expensed as research and development in the period in which they are incurred if the technology is not expected to have any alternative future uses other than the specific research and development project for which it was intended.

The major components of research and development costs include salaries and employee benefits, stock-based compensation expense, supplies and materials, preclinical study costs, expensed licensed technology, consulting, scientific advisors and other third-party costs, as well as allocations of various overhead costs related to our product development efforts.

The Company has contracted with third parties to perform various studies. The financial terms of these agreements vary from contract to contract and may result in uneven payment flows. The Company accrues for third party expenses based on estimates of the services received and efforts expended during the reporting period. If the actual timing of the performance of the services or the level of effort varies from the estimate, the accrual is adjusted accordingly. The expenses for some third-party services may be recognized on a straight-line basis if the expected costs are expected to be incurred ratably during the period. Payments under the contracts depend on factors such as the achievement of certain events or milestones, the allocation of responsibilities among the parties to the agreement, and the completion of portions of the preclinical study or similar conditions.

Income Taxes

Income Taxes

The Company records deferred tax liabilities and assets based on the differences between the consolidated financial statements carrying amounts and the tax basis of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse and establishing a valuation allowance when it was more likely than not that some portion or all of the deferred tax assets would not be realized. Income tax expense consists of the tax payable for the period and the change during the period in deferred tax assets and liabilities.

Tax benefits from uncertain tax positions are recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company has no material uncertain tax positions for any of the reporting periods presented.

Loss Per Share

Loss Per Share

The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. The Company’s convertible notes contractually entitled the holders of such notes to participate in dividends but did not contractually require the holders to participate in the Company’s losses. As such, the two-class method is not applicable during periods with a net loss.

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, including the weighted average effect of prefunded warrants the Company issued in connection with the September 2024 Transactions (see Note 6 and Note 16), and without consideration for potentially dilutive securities. The Company determined that the exercise of the prefunded warrants requires nominal consideration for the delivery of shares of common stock, and as a result, has considered the 125,000 shares underlying the prefunded warrants to be outstanding effective October 29, 2024 for purposes of calculated basic net loss per share.

Diluted net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding, including the weighted average effect of the prefunded warrants, plus dilutive securities. Shares of common stock issuable upon exercise, conversion or vesting of stock options, restricted stock units, warrants and the outstanding Series A convertible preferred stock are considered potential shares of common stock and are included in the calculation of diluted net loss per share using the treasury method when their effect is dilutive. The Company’s convertible notes were also considered potential shares of common stock for the year ended December 31, 2023 and were included in the calculation of diluted net loss per share using the “if-converted” method as of such period, and the more dilutive of either the two-class method or the if-converted method was reported. There were no convertible notes outstanding as of December 31, 2024. Diluted net loss per share is the same as basic net loss per share for periods in which the effect of potentially dilutive shares of common stock is antidilutive.

Segment Reporting

Segment Reporting

The Company operates within a single reportable operating segment being the research and development of cellular therapies. The Company has identified its president and chief executive officer as its chief operating decision maker (“CODM”), who regularly reviews the Company’s performance and allocates resources based on information reported at the consolidated entity level.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains its cash balances in financial institutions located in the United States. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company’s cash balances are uninsured for deposit accounts that exceed the FDIC insurance limit.

In the Company’s business, vendor concentrations could be indicative of vulnerabilities in the Company’s supply chain, which could ultimately impact the Company’s ability to continue its research and development activities. For the years ended December 31, 2024 and 2023, there was no vendor concentration related to the Company’s research and development activities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between willing market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

● Level 1 Inputs – Valued based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

● Level 2 Inputs – Valued based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

● Level 3 Inputs – Valued based on inputs for which there is little or no market value, which require the reporting entity to develop its own assumptions.

The carrying amounts reported on the consolidated balance sheet for cash and restricted cash, other receivables, prepaid assets and other current assets, accounts payable and accrued expenses, other current liabilities and other liabilities approximate fair value due to their short maturities.

Leases

Leases

The Company accounts for its leases under ASC Topic 842, Leases. Operating lease liabilities represent the present value of lease payments not yet paid. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepaid or accrued lease payments, initial direct costs, lease incentives and impairment of operating lease assets. If the interest rate implicit in the lease is not readily determinable, the Company uses the incremental borrowing rates for collateralized borrowings in an amount equal to the lease payments under similar terms.

The Company has elected the practical expedient to not separate non-lease components from the lease components to which they relate and instead account for each as a single lease component for all underlying asset classes. Some leasing arrangements require variable payments that are dependent on usage or may vary for other reasons, such as payments for insurance, tax payments and other miscellaneous costs. The variable portion of payments contemplated in the lease that do not depend on an index or rate are not included in the ROU assets or lease liabilities. Rather, variable payments that do not depend on an index or rate are expensed when the obligation for those payments is incurred and are included in lease expenses. Accordingly, all expenses associated with a lease contract are accounted for as lease expenses.

The Company has also elected not to recognize ROU and lease liabilities for short-term leases that have a term of 12 months or less.

The Company accounts for lease modifications as a separate contract when the modification (i) grants the lessee an additional right of use not included in the original lease contract, and (ii) increases the lease payments commensurate with the stand-alone price for the additional right of use. In this case, the Company would be treated as a new lease and measured in accordance with ASC 842 at the commencement date of the new lease without any impact on the existing lease. Otherwise, the Company accounts for lease modifications as a continuance of the existing lease, in which case, the Company reassesses the lease classification, remeasures the lease liability using an updated discount rate, and unless there is a full or partial termination of the lease, adjusts the ROU asset by the amount of change to the lease liability. For a full or partial lease termination, the lessee reduces the carrying amount of the ROU asset on a basis proportionate to the full or partial termination of the lease, and any difference between the adjustment to the ROU asset and the lease liability is recognized as a gain or loss in the current period.

Commitment and Contingencies

Commitment and Contingencies

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes stock-based compensation expense for equity awards granted to employees, directors and certain consultants. The Company estimates the fair value of stock options using the Black-Scholes option pricing model. The fair value of stock options granted is recognized as expense over the requisite service period on a straight-line basis.

Warrants

Warrants

The Company accounts for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, or meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock and whether the holders of the warrants could potentially require net cash settlement in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Convertible Notes

Convertible Notes

The Company accounts for its convertible notes as a long-term liability equal to the proceeds received from issuance, including the embedded conversion feature, plus any interest paid-in-kind, net of the unamortized debt issuance costs and debt discount on the consolidated balance sheets. The Company evaluates all embedded features contained in the convertible notes, such as the conversion feature, the paid-in-kind feature and the redemption feature in the event of a default, to determine if such features require bifurcation as a derivative. The conversion feature included in the convertible notes is not required to be accounted for separately as an embedded derivative because the conversion feature is considered both indexed to the Company’s own stock and qualifies to be classified in stockholders’ equity. The paid-in-kind feature is considered to be a commitment to originate a loan, and the terms of the additional loans have the same terms as the original debt instrument. Therefore, the paid-in-kind feature qualifies for the scope exception under the applicable accounting guidance and is not required to be bifurcated as a derivative. The redemption feature in the event of a default was determined to be clearly and closely related to the convertible notes and not required to be bifurcated as a derivative.

Proceeds from the sale of convertible notes with stock purchase warrants are allocated to the two elements based on their relative fair values. The portion of the proceeds allocated to warrants are recorded as a debt discount to the convertible note proceeds and presented on a net basis in the consolidated balance sheet. Debt issuance costs directly attributable to the transaction are capitalized and allocated to the convertible notes and warrants in the same manner as the proceeds. The amount of debt issuance costs allocated to the convertible notes represent a reduction of the face value of the convertible note proceeds. The Company amortizes debt issuance costs and debt discounts over the contractual term of the convertible notes, using the effective interest method, as interest expense on the consolidated statements of operations.

Recent Accounting Standards

Recent Accounting Standards

Recently Adopted Accounting Standards

In June 2022, the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). The FASB issued ASU 2022-03 to (1) clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity related securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The guidance was effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years with early adoption permitted. The adoption of this ASU did not have a material impact to the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting – Improvements to Reportable Segment Disclosures, which provides updates to qualitative and quantitative reportable segment disclosure requirements, including enhanced disclosures about significant segment expenses and increased interim disclosure requirements, among others. ASU No. 2023-07 was effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. Early adoption was permitted, and the amendments should be applied retrospectively. The adoption of this ASU did not have an impact to the Company’s consolidated financial statements, but it did result in additional disclosures made in the notes to the consolidated financial statements.

Recently Issued Accounting Standards to be Adopted

In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements – Codification Amendment in Response to the SEC’s Disclosure Update and Simplification Initiative. This ASU modified the disclosure and presentation requirements of a variety of codification topics by aligning them with the SEC’s regulations. The amendments to the various topics should be applied prospectively, and the effective date will be determined for each individual disclosure based on the effective date of the SEC’s removal of the related disclosure. If the SEC has not removed the applicable requirements from Regulation S-X or Regulation S-K by June 30, 2027, then this ASU will not become effective. Early adoption is prohibited. The Company does not expect the amendments in this ASU to have a material impact on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. ASU No. 2023-09 is effective for fiscal years beginning after December 15, 2024 and allows for adoption on a prospective basis, with a retrospective option. Early adoption is permitted. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40). This ASU is intended to improve disclosures about a public business entity’s expenses by requiring disaggregated disclosure, in the notes to the financial statements, of prescribed categories of expenses within relevant income statement captions. ASU No. 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027 (as clarified in ASU No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date). Early adoption is permitted. The new standard may be applied either on a prospective or retrospective basis. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This ASU clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU No. 2024-04 is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted, and the amendments may be applied on either a prospective or retrospective basis. The Company does not expect the amendments in this ASU to have a material impact on its consolidated financial statements.